Goodwill and Other Intangible Assets, Net (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Amortization expense	$ 16,083	$ 16,083	$ 47,723	$ 50,089	$ 66,173	$ 110,544
Impairment charge						(410,225)
Impairment of goodwill						$ 2,521,468
Franchise Agreements [Member]
Intangible asset, useful life			13 years		13 years
Non-compete Agreements [Member]
Intangible asset, useful life			5 years		5 years